Supplemental Condensed Consolidating Financial Information (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Additional Information [Abstract]
Condensed Consolidating Income Statement
Condensed consolidating statements of income for the six months ended 30 June 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	280	—	1,722	—	2,002
Cost of sales	(295)	—	(1,307)	—	(1,602)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	3	7	10
Gross profit (loss)	(15)	—	418	7	410
Corporate administration, marketing and other income (expenses)	(28)	(2)	1	(8)	(37)
Exploration and evaluation costs	(3)	—	(43)	—	(46)
Other operating income (expenses)	(24)	—	(33)	—	(57)
Special items	(13)	(2)	(139)	3	(151)
Operating profit (loss)	(83)	(4)	204	2	119
Interest income	—	2	7	—	9
Exchange gain (loss)	—	—	3	—	3
Finance costs and unwinding of obligations	(13)	(53)	(19)	—	(85)
Share of associates and joint ventures’ profit (loss)	6	—	32	2	40
Equity gain (loss) in subsidiaries	53	304	—	(357)	—
Profit (loss) before taxation	(37)	249	227	(353)	86
Taxation	70	—	(113)	—	(43)
Profit (loss) after taxation	33	249	114	(353)	43
Preferred stock dividends	—	—	—	—	—
Profit (loss) for the period	33	249	114	(353)	43
Allocated as follows:
Equity shareholders	33	249	104	(353)	33
Non-controlling interests	—	—	10	—	10
	33	249	114	(353)	43

Comprehensive income (loss)	(44)	227	124	(341)	(34)
Comprehensive (income) loss attributable to non-controlling interests	—	—	(10)	—	(10)
Comprehensive income (loss) attributable to AngloGold Ashanti	(44)	227	114	(341)	(44)

Condensed consolidating statements of income for the six months ended 30 June 2017 (restated)

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	484	—	1,637	(8)	2,113
Cost of sales	(515)	—	(1,276)	1	(1,790)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	3	(1)	2
Gross profit (loss)	(31)	—	364	(8)	325
Corporate administration, marketing and other income (expenses)	(9)	(2)	—	(24)	(35)
Exploration and evaluation costs	(6)	—	(56)	—	(62)
Other operating income (expenses)	(4)	—	(36)	—	(40)
Special items	(251)	(5)	—	3	(253)
Operating profit (loss)	(301)	(7)	272	(29)	(65)
Interest income	1	2	5	—	8
Exchange gain (loss)	—	—	(4)	—	(4)
Finance costs and unwinding of obligations	(10)	(53)	(20)	—	(83)
Share of associates and joint ventures’ profit (loss)	3	—	(12)	—	(9)
Equity gain (loss) in subsidiaries	51	235	—	(286)	—
Profit (loss) before taxation	(256)	177	241	(315)	(153)
Taxation	84	—	(96)	—	(12)
Profit (loss) after taxation	(172)	177	145	(315)	(165)
Preferred stock dividends	(4)	—	(4)	8	—
Profit (loss) for the period	(176)	177	141	(307)	(165)
Allocated as follows:
Equity shareholders	(176)	177	130	(307)	(176)
Non-controlling interests	—	—	11	—	11
	(176)	177	141	(307)	(165)

Comprehensive income (loss)	(87)	181	157	(327)	(76)
Comprehensive loss (income) attributable to non-controlling interests	—	—	(11)	—	(11)
Comprehensive income (loss) attributable to AngloGold Ashanti	(87)	181	146	(327)	(87)

Condensed consolidating statements of income for the year ended 31 December 2017 (restated)

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Revenue from product sales	1,001	—	3,539	(30)	4,510
Cost of sales	(1,030)	—	(2,707)	1	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	11	(1)	10
Gross profit (loss)	(29)	—	843	(30)	784
Corporate administration, marketing and other income (expenses)	(7)	(7)	(2)	(48)	(64)
Exploration and evaluation costs	(10)	—	(104)	—	(114)
Other operating income (expenses)	(9)	—	(79)	—	(88)
Special items	(414)	(6)	(27)	9	(438)
Operating profit (loss)	(469)	(13)	631	(69)	80
Interest income	1	3	11	—	15
Exchange gain (loss)	—	1	(12)	—	(11)
Finance costs and unwinding of obligations	(22)	(107)	(40)	—	(169)
Share of associates and joint ventures’ profit (loss)	13	—	9	—	22
Equity gain (loss) in subsidiaries	212	447	—	(659)	—
Profit (loss) before taxation	(265)	331	599	(728)	(63)
Taxation	104	—	(212)	—	(108)
Profit (loss) after taxation	(161)	331	387	(728)	(171)
Preferred stock dividends	(30)	—	—	30	—
Profit (loss) for the period	(191)	331	387	(698)	(171)
Allocated as follows:
Equity shareholders	(191)	331	367	(698)	(191)
Non-controlling interests	—	—	20	—	20
	(191)	331	387	(698)	(171)

Comprehensive income (loss)	(37)	365	422	(767)	(17)
Comprehensive loss (income) attributable to non-controlling interests	—	—	(20)	—	(20)
Comprehensive income (loss) attributable to AngloGold Ashanti	(37)	365	402	(767)	(37)

Condensed Consolidating Statement of Financial Position
Condensed consolidating statement of financial position as at 30 June 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible assets	656	—	2,822	—	3,478
Intangible assets	—	—	132	(1)	131
Investments in associates and joint ventures	2,357	4,294	1,359	(6,506)	1,504
Other investments	1	9	142	(2)	150
Inventories	1	—	90	—	91
Trade and other receivables	—	—	73	—	73
Deferred taxation	—	—	5	—	5
Cash restricted for use	—	—	34	—	34
	3,015	4,303	4,657	(6,509)	5,466
Current Assets
Other investments	—	6	—	—	6
Inventories, trade and other receivables, intergroup balances and other current assets	386	335	1,184	(1,007)	898
Cash restricted for use	—	—	19	—	19
Cash and cash equivalents	3	96	116	—	215
	389	437	1,319	(1,007)	1,138

Total assets	3,404	4,740	5,976	(7,516)	6,604

EQUITY AND LIABILITIES
Share capital and premium	7,157	6,172	821	(6,993)	7,157
(Accumulated losses) retained earnings and other reserves	(4,552)	(3,397)	1,442	1,955	(4,552)
Shareholders' equity	2,605	2,775	2,263	(5,038)	2,605
Non-controlling interests	—	—	36	—	36
Total equity	2,605	2,775	2,299	(5,038)	2,641

Non-current liabilities	301	1,733	1,310	—	3,344
Current liabilities including intergroup balances	498	232	2,367	(2,478)	619
Total liabilities	799	1,965	3,677	(2,478)	3,963

Total equity and liabilities	3,404	4,740	5,976	(7,516)	6,604

Condensed consolidating statement of financial position as at 30 June 2017

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible assets	1,103	—	3,002	—	4,105
Intangible assets	3	—	149	(2)	150
Investments in associates and joint ventures	2,180	3,509	1,346	(5,571)	1,464
Other investments	2	6	133	(2)	139
Inventories	—	—	87	—	87
Trade and other receivables	—	—	35	—	35
Deferred taxation	—	—	5	—	5
Cash restricted for use	—	—	37	—	37
	3,288	3,515	4,794	(5,575)	6,022
Current Assets
Other investments	—	7	—	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	457	971	1,166	(1,626)	968
Cash restricted for use	—	1	18	—	19
Cash and cash equivalents	17	23	124	—	164
	474	1,002	1,308	(1,626)	1,158

Total assets	3,762	4,517	6,102	(7,201)	7,180

EQUITY AND LIABILITIES
Share capital and premium	7,124	6,172	824	(6,996)	7,124
(Accumulated losses) retained earnings and other reserves	(4,522)	(3,654)	735	2,919	(4,522)
Shareholders' equity	2,602	2,518	1,559	(4,077)	2,602
Non-controlling interests	—	—	31	—	31
Total equity	2,602	2,518	1,590	(4,077)	2,633

Non-current liabilities	531	1,871	1,409	—	3,811
Current liabilities including intergroup balances	629	128	3,103	(3,124)	736
Total liabilities	1,160	1,999	4,512	(3,124)	4,547

Total equity and liabilities	3,762	4,517	6,102	(7,201)	7,180

Condensed consolidating statement of financial position as at 31 December 2017

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Non-current assets
Tangible assets	739	—	3,003	—	3,742
Intangible assets	1	—	139	(2)	138
Investments in associates and joint ventures	2,371	4,376	1,371	(6,611)	1,507
Other investments	2	6	125	(2)	131
Inventories	—	—	100	—	100
Trade and other receivables	—	—	67	—	67
Deferred taxation	—	—	4	—	4
Cash restricted for use	—	—	37	—	37
	3,113	4,382	4,846	(6,615)	5,726
Current Assets
Other investments	—	6	1	—	7
Inventories, trade and other receivables, intergroup balances and other current assets	471	250	1,166	(982)	905
Cash restricted for use	—	1	27	—	28
Cash and cash equivalents	11	21	173	—	205
	482	278	1,367	(982)	1,145
Non-current assets held for sale	310	—	38	—	348
	792	278	1,405	(982)	1,493

Total assets	3,905	4,660	6,251	(7,597)	7,219

EQUITY AND LIABILITIES
Share capital and premium	7,134	6,172	824	(6,996)	7,134
(Accumulated losses) retained earnings and other reserves	(4,471)	(3,491)	1,619	1,872	(4,471)
Shareholders' equity	2,663	2,681	2,443	(5,124)	2,663
Non-controlling interests	—	—	41	—	41
Total equity	2,663	2,681	2,484	(5,124)	2,704

Non-current liabilities	527	1,764	1,369	—	3,660
Current liabilities including intergroup balances	591	215	2,396	(2,473)	729
Non-current liabilities held for sale	124	—	2	—	126
Total liabilities	1,242	1,979	3,767	(2,473)	4,515

Total equity and liabilities	3,905	4,660	6,251	(7,597)	7,219

Condensed Consolidating Statement of Cash Flow
Condensed consolidating statements of cash flows for the six months ended 30 June 2018

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(126)	(6)	491	9	368
Net movement in intergroup receivables and payables	75	(64)	(13)	2	—
Dividends received from joint ventures	—	49	—	—	49
Taxation refund	—	—	—	—	—
Taxation paid	—	—	(96)	—	(96)
Net cash inflow (outflow) from operating activities	(51)	(21)	382	11	321

Cash flows from investing activities
Capital expenditure	(35)	—	(258)	—	(293)
Expenditure on intangible assets	—	—	—	—	—
Proceeds from disposal of tangible assets	303	—	1	6	310
Other investments acquired	—	—	(54)	—	(54)
Proceeds from disposal of other investments	—	—	76	—	76
Investments in associates and joint ventures	—	—	(5)	—	(5)
Net loans repaid by (advanced to) associates and joint ventures	—	(3)	—	—	(3)
Reduction in investment in subsidiary	—	—	—	—	—
Disposal (acquisition) of subsidiaries	—	(6)	6	—	—
Cash payment to settle the sale of environmental trust fund	(32)	—	—	—	(32)
Decrease (increase) in cash restricted for use	—	1	9	(1)	9
Interest received	—	1	6	—	7
Net cash inflow (outflow) from investing activities	236	(7)	(219)	5	15

Cash flows from financing activities
Reduction in share capital	—	—	—	—	—
Proceeds from borrowings	191	45	47	—	283
Repayment of borrowings	(377)	(80)	(43)	—	(500)
Finance costs paid	(7)	(51)	(8)	—	(66)
Dividends paid	(24)	—	(15)	—	(39)
Intergroup dividends received (paid)	25	189	(215)	1	—
Net cash inflow (outflow) from financing activities	(192)	103	(234)	1	(322)

Net increase (decrease) in cash and cash equivalents	(7)	75	(71)	17	14
Translation	(1)	—	14	(17)	(4)
Cash and cash equivalents at beginning of period	11	21	173	—	205
Cash and cash equivalents at end of period	3	96	116	—	215

Condensed consolidating statements of cash flows for the six months ended 30 June 2017

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(15)	(5)	434	3	417
Net movement in intergroup receivables and payables	16	(112)	110	(14)	—
Dividends received from joint ventures	—	—	—	—	—
Taxation refund	—	—	11	—	11
Taxation paid	—	—	(107)	—	(107)
Net cash inflow (outflow) from operating activities	1	(117)	448	(11)	321

Cash flows from investing activities
Capital expenditure	(80)	—	(310)	—	(390)
Expenditure on intangible assets	—	—	(1)	—	(1)
Proceeds from disposal of tangible assets	2	—	—	—	2
Other investments acquired	—	(5)	(49)	—	(54)
Proceeds from disposal of other investments	—	—	46	—	46
Investments in associates and joint ventures	—	(15)	(7)	2	(20)
Net loans repaid by (advanced to) associates and joint ventures	—	(3)	2	(2)	(3)
Reduction in investment in subsidiary	42	—	—	(42)	—
Interest received	1	1	6	—	8
Net cash inflow (outflow) from investing activities	(35)	(22)	(313)	(42)	(412)

Cash flows from financing activities
Reduction in share capital	—	(43)	—	43	—
Proceeds from borrowings	138	110	83	—	331
Repayment of borrowings	(85)	(40)	(42)	—	(167)
Finance costs paid	(7)	(51)	(9)	—	(67)
Dividends paid	(39)	—	(19)	—	(58)
Intergroup dividends received (paid)	—	154	(154)	—	—
Net cash inflow (outflow) from financing activities	7	130	(141)	43	39

Net increase (decrease) in cash and cash equivalents	(27)	(9)	(6)	(10)	(52)
Translation	—	—	(9)	10	1
Cash and cash equivalents at beginning of period	44	32	139	—	215
Cash and cash equivalents at end of period	17	23	124	—	164

Condensed consolidating statements of cash flow for the year ended 31 December 2017

US Dollar million	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Cash flows from operating activities
Cash generated from (used by) operations	(5)	(15)	1,168	3	1,151
Net movement in intergroup receivables and payables	10	(102)	123	(31)	—
Dividends received from joint ventures	—	6	—	—	6
Taxation refund	3	—	11	—	14
Taxation paid	—	—	(174)	—	(174)
Net cash inflow (outflow) from operating activities	8	(111)	1,128	(28)	997

Cash flows from investing activities
Capital expenditure	(143)	—	(686)	—	(829)
Expenditure on intangible assets	(1)	—	—	—	(1)
Proceeds from disposal of tangible assets	3	—	4	—	7
Other investments acquired	—	(5)	(86)	—	(91)
Proceeds from disposal of other investments	—	—	75	3	78
Investments in associates and joint ventures	—	(15)	(14)	2	(27)
Net loans repaid by (advanced to) associates and joint ventures	—	(6)	2	(2)	(6)
Reduction in investment in subsidiary	42	—	—	(42)	—
Disposal (acquisition) of subsidiaries	—	(2)	2	—	—
Decrease (increase) in cash restricted for use	—	—	(8)	—	(8)
Interest received	1	3	11	—	15
Net cash inflow (outflow) from investing activities	(98)	(25)	(700)	(39)	(862)

Cash flows from financing activities
Reduction in share capital	—	(43)	—	43	—
Proceeds from borrowings	539	155	121	—	815
Repayment of borrowings	(428)	(170)	(169)	—	(767)
Finance costs paid	(15)	(103)	(20)	—	(138)
Dividends paid	(39)	—	(19)	—	(58)
Intergroup dividends received (paid)	—	286	(286)	—	—
Net cash inflow (outflow) from financing activities	57	125	(373)	43	(148)

Net increase (decrease) in cash and cash equivalents	(33)	(11)	55	(24)	(13)
Translation	—	—	(21)	24	3
Cash and cash equivalents at beginning of year	44	32	139	—	215
Cash and cash equivalents at end of year	11	21	173	—	205